Equity Incentive Plans	6 Months Ended
Jun. 30, 2017
Equity Incentive Plans [Abstract]
Equity Incentive Plans:
13.      Equity Incentive Plans:
Details of the Company's Equity Incentive Plans and share awards granted up to December 31, 2016 are discussed in Note 12 of the Company's consolidated financial statements for the year ended December 31, 2016, included in the 2016 Annual Report.
All non-vested shares and options vest according to the terms and conditions of the applicable agreements with the Company.  The grantee does not have the right to vote the non-vested shares or exercise any right as a shareholder of the non-vested shares, although the issued and non-vested shares pay dividends as declared.  The dividends with respect to these shares are forfeitable.  Share options have no voting or other shareholder rights.
On February 22, 2017, the Company's Board of Directors adopted the 2017 Equity Incentive Plan (the “2017 Plan”) and reserved for issuance 950,000 common shares thereunder.  The terms and conditions of the 2017 Plan are substantially similar to the terms and conditions of Company's previous equity incentive plans. On the same date, 944,000 restricted common shares were granted to certain of our directors and officers, out of which 744,000 shares vested on August 22, 2017. The remaining 200,000 restricted common shares vest on August 22, 2018. During August and September 2017, 737,725 shares were issued in connection with the 2017 Equity Incentive Plan.
The Company currently expects that there will be no forfeitures of non-vested shares or options. The shares which are issued in accordance with the terms of the Company's equity incentive plans or awards remain restricted until they vest.  For the six-month periods ended June 30, 2016 and 2017, the total share-based compensation cost was $2,285 and $6,360, respectively, included under “General and administrative expenses” in the accompanying unaudited interim condensed consolidated statements of operations.
A summary of the status of the Company's non-vested share options and restricted shares as of June 30, 2016 and 2017 and the movement during the six-month periods ended June 30, 2016 and 2017, respectively, is presented below.

	Number of options	Weighted average exercise price	Weighted Average Grant Date Fair Value
Options
Outstanding at January 1, 2016	104,250	$27.5	$7.0605
Granted	-	-	-
Vested	-	-	-
Outstanding as of June 30, 2016	104,250	$ 27.5	$ 7.0605

	Number of options	Weighted average exercise price	Weighted Average Grant Date Fair Value
Options
Outstanding at January 1, 2017	104,250	$27.5	$7.0605
Granted	-	-	-
Vested	-	-	-
Outstanding as of June 30, 2017	104,250	$ 27.5	$ 7.0605

	Number of shares	Weighted Average Grant Date Fair Value

Unvested as at January 1, 2016	135,230	$17.75
Granted	690,000	3.75
Cancelled	(1,685)	17.75
Vested	(133,545)	17.75
Unvested as at June 30, 2016	690,000	$3.75

Unvested as at January 1, 2017	385,000	$4.82
Granted	944,000	9.59
Vested	(305,000)	4.94
Unvested as at June 30, 2017	1,024,000	$9.18

The estimated compensation cost relating to non-vested restricted share awards and share options not yet recognized was $3,689 and $410, respectively, as of June 30, 2017 and is expected to be recognized over the weighted average period of 0.56 years and 2.79 years, respectively.